Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Holding company cash and investments	$ 1,345.8	$ 1,478.3
Insurance contract receivables	7,907.5	6,883.2
Portfolio investments	54,322.9	51,697.4
Deferred premium acquisition costs	2,170.3	1,924.1	$ 1,543.7
Recoverable from reinsurers	13,115.8	12,090.5	10,533.2
Deferred income tax assets	492.1	522.4
Goodwill and intangible assets	5,689.0	5,928.2	6,229.1
Other assets	7,081.7	6,121.3
Total assets	92,125.1	86,645.4
Accounts payable and accrued liabilities	5,215.2	4,985.4
Derivative obligations	191.0	152.9
Deferred income tax liabilities	496.7	598.8
Insurance contract payables	5,061.9	4,493.5
Provision for losses and loss adjustment expenses	40,489.6	36,892.3
Provision for unearned premiums	11,710.0	10,454.2
Borrowings	8,624.9	7,753.0	8,814.0
Total liabilities	71,789.3	65,330.1
Shareholders' equity attributable to shareholders of Fairfax	16,676.2	16,385.1
Non-controlling interests	3,659.6	4,930.2
Total equity	20,335.8	21,315.3	$ 17,527.3
Total liabilities and total equity	92,125.1	86,645.4
Non-insurance companies
Segmented Information
Non-controlling interests	1,690.4	1,998.8
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Holding company cash and investments	316.6	604.5
Insurance contract receivables	8,310.9	7,215.5
Portfolio investments	49,038.8	45,061.8
Deferred premium acquisition costs	2,201.3	1,950.6
Recoverable from reinsurers	14,097.9	13,060.3
Deferred income tax assets	337.3	268.2
Goodwill and intangible assets	3,396.8	3,579.5
Due from affiliates	206.3	231.3
Other assets	1,774.0	1,746.0
Investments in affiliates	167.1	167.2
Total assets	79,847.0	73,884.9
Accounts payable and accrued liabilities	2,304.9	2,149.9
Derivative obligations	113.5	72.5
Due to affiliates	16.5	28.8
Deferred income tax liabilities	225.0	322.2
Insurance contract payables	4,839.7	4,208.6
Provision for losses and loss adjustment expenses	37,531.7	33,381.4
Provision for unearned premiums	11,844.0	10,564.8
Borrowings	733.4	790.7
Total liabilities	57,608.7	51,518.9
Shareholders' equity attributable to shareholders of Fairfax	20,269.1	19,778.9
Non-controlling interests	1,969.2	2,587.1
Total equity	22,238.3	22,366.0
Total liabilities and total equity	79,847.0	73,884.9
Operating segments | Life insurance and Run-off
Segmented Information
Insurance contract receivables	28.2	7.8
Portfolio investments	4,275.4	4,963.9
Deferred premium acquisition costs	7.5	3.8
Recoverable from reinsurers	517.5	457.6
Deferred income tax assets	25.6	29.0
Goodwill and intangible assets	7.5	7.5
Due from affiliates	364.1	360.2
Other assets	832.6	810.0
Investments in affiliates	29.3	29.3
Total assets	6,087.7	6,669.1
Accounts payable and accrued liabilities	263.1	233.4
Due to affiliates	0.4	0.2
Deferred income tax liabilities	18.5	72.9
Insurance contract payables	688.4	652.0
Provision for losses and loss adjustment expenses	4,300.9	4,806.1
Provision for unearned premiums	18.2	16.5
Total liabilities	5,289.5	5,781.1
Shareholders' equity attributable to shareholders of Fairfax	798.2	888.0
Total equity	798.2	888.0
Total liabilities and total equity	6,087.7	6,669.1
Operating segments | Non-insurance companies
Segmented Information
Portfolio investments	2,119.3	2,252.8
Deferred income tax assets	54.5	66.9
Goodwill and intangible assets	2,284.4	2,341.2
Other assets	4,153.2	3,195.5
Total assets	8,611.4	7,856.4
Accounts payable and accrued liabilities	2,430.7	2,077.4
Derivative obligations	58.2	47.9
Due to affiliates	82.4	135.1
Deferred income tax liabilities	252.4	198.5
Borrowings	1,996.9	1,616.2
Total liabilities	4,820.6	4,075.1
Shareholders' equity attributable to shareholders of Fairfax	2,100.4	1,782.5
Non-controlling interests	1,690.4	1,998.8
Total equity	3,790.8	3,781.3
Total liabilities and total equity	8,611.4	7,856.4
Corporate and Other and eliminations and adjustments
Segmented Information
Holding company cash and investments	1,029.2	873.8
Insurance contract receivables	(431.6)	(340.1)
Portfolio investments	(1,110.6)	(581.1)
Deferred premium acquisition costs	(38.5)	(30.3)
Recoverable from reinsurers	(1,499.6)	(1,427.4)
Deferred income tax assets	74.7	158.3
Goodwill and intangible assets	0.3
Due from affiliates	(570.4)	(591.5)
Other assets	321.9	369.8
Investments in affiliates	(196.4)	(196.5)
Total assets	(2,421.0)	(1,765.0)
Accounts payable and accrued liabilities	216.5	524.7
Derivative obligations	19.3	32.5
Due to affiliates	(99.3)	(164.1)
Deferred income tax liabilities	0.8	5.2
Insurance contract payables	(466.2)	(367.1)
Provision for losses and loss adjustment expenses	(1,343.0)	(1,295.2)
Provision for unearned premiums	(152.2)	(127.1)
Borrowings	5,894.6	5,346.1
Total liabilities	4,070.5	3,955.0
Shareholders' equity attributable to shareholders of Fairfax	(6,491.5)	(6,064.3)
Non-controlling interests		344.3
Total equity	(6,491.5)	(5,720.0)
Total liabilities and total equity	$ (2,421.0)	$ (1,765.0)